Earnings Per Share (Tables)	6 Months Ended
Jul. 31, 2013
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended July 31,		Six months ended July 31,
	2013	2012	2013	2012
Numerator
Net loss	$(2,037,286)	$(239,594)	$(2,680,720)	$(412,680)
Less: Shareholder dividend	-	-	(239,680)	-
	$(2,037,286)	$(239,594)	$(2,920,400)	$(412,680)
Denominator
Weighted average common shares outstanding	31,063,239	13,377,704	30,021,276	13,201,269

Basic and diluted net loss per share	$(0.07)	$(0.02)	$(0.10)	$(0.03)

Anti-dilutive securities not included in diluted loss per share relating to:
Warrants and options outstanding	5,776,946	1,499,506	5,776,946	1,499,506
Convertible debt	1,925,928	-	1,925,928	-
	7,702,874	1,499,506	7,702,874	1,499,506